Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	58 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%		14.52%
FolioBeyond Enhanced Fixed Income Premium ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	4.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	4.17%	(0.20%)
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.05%)		0.74%